STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Total stock-based compensation expense recognized for stock options issued using the straight-line method in the statement of operations for the three months ended March 31, 2016 and 2015 was as follows:

	Three months ended March 31,
	2016	2015

Research and development	$5	$10
General and administrative	18	25
	$23	$35

The Company has recorded aggregate stock-based compensation expense related to the issuance of stock option awards in the following line items in the accompanying consolidated statement of losses (in thousands):

	Year Ended December 31,
	2015	2014
Research and development	$45	$891
General and administrative	93	1,164
Total stock-based compensation expense	$138	$2,055

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2015	8,764,195	$1.60
Granted	358,000	$0.16
Forfeited	(64,000)	$1.90
Outstanding at March 31, 2016	9,058,195	$1.54	3.0	$—

Exercisable at March 31, 2016	8,755,445	$1.58	3.0	$—

The following table summarizes stock option activity under the Plans:

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual term	value (in)
	shares	price	(in years)	thousands)

Outstanding at December 31, 2013	6,050,623	$1.82
Granted	2,759,472	$1.26
Exercised	—	—
Forfeited	(125,000)	$1.50	4.0	$46

Outstanding at December 31, 2014	8,685,095	$1.62
Granted	376,600	$0.79
Forfeited	(297,500)	$2.08
Outstanding at December 31, 2015	8,764,195	$1.60	3.2	$—

Exercisable at December 31, 2015	8,657,195	$1.61	3.2	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during the three months ended March 31, 2016 and 2015:

	Three months ended March 31,
	2016	2015
Volatility	76.0%	56.6%
Expected term (years)	2.7	3.7
Risk-free interest rate	1.1%	1.0%
Dividend yield	0%	0%

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued for the years ended December 31, 2015 and 2014:

	Year Ended December 31,
	2015	2014
Volatility	58.4%	55.8%
Expected term (years)	3.4	3.5
Risk-free interest rate	1.0%	0.7%
Dividend yield	None	None